Notes Payable (Details)																		1 Months Ended																	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 11, 2023 USD ($)	May 15, 2023 USD ($)	Feb. 13, 2023 USD ($)	Sep. 02, 2022 USD ($)	Sep. 01, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 26, 2022 USD ($)	May 25, 2022 USD ($)	May 09, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 14, 2021 USD ($)	Dec. 03, 2021 USD ($)	Jul. 02, 2021 USD ($)	Apr. 09, 2021 USD ($)	Feb. 24, 2021 USD ($)	Oct. 06, 2020 USD ($)	Sep. 11, 2019 USD ($)	Sep. 28, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 23, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 24, 2023 USD ($)	Jul. 24, 2023 AUD ($)	Nov. 15, 2022 USD ($)	Sep. 23, 2022 USD ($)	Sep. 22, 2022 USD ($)	Aug. 19, 2022 USD ($)	Aug. 18, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 26, 2022 USD ($)	May 25, 2022 USD ($)	Feb. 22, 2022 USD ($)	Nov. 24, 2020 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 11, 2023 USD ($)	Sep. 28, 2023 AUD ($)	May 30, 2023 $ / shares	Apr. 20, 2023 USD ($)	Feb. 13, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Aug. 18, 2022 AUD ($)	May 04, 2022	Mar. 07, 2022 USD ($)	Feb. 22, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 14, 2021 AUD ($)	Jun. 04, 2021	Jun. 01, 2021	Feb. 24, 2021 AUD ($)	Dec. 01, 2020 $ / shares	Oct. 06, 2020 AUD ($)	May 04, 2020 USD ($)
Notes Payable (Details) [Line Items]
Principal amount																																								$ 2,364,250
Accrued interest																																			$ 15,063			$ 15,063		10,850	$ 1,637												$ 4,850
secured promissory note															$ 81,789	$ 54,412												$ 134,070																													$ 111,683		$ 74,300
Effective interest rate													10%	11%	14%	14%																	14%
Interest																																			473,457	$ 673,694		632,808	$ 707,950	821,051	372,106
Total liabilities																																			$ 23,612,701			$ 23,612,701		$ 17,322,948
Repaid principal amount																																									$ 83,855	$ 10,284
Common stock price (in Dollars per share) | $ / shares																																			$ 0.001			$ 0.001		$ 0.001	$ 0.001				$ 0.06													$ 0.001
Promissory note													$ 137,625	$ 128,110																			$ 34,000
Effective interest rate																																														18.00%
Promissory note issued						$ 104,500																							$ 104,500						$ 1,708,863			$ 1,708,863		$ 1,997,803
Vendor liability						104,500																																		265,717
Debt discount																										$ 300,000
Promissory note																																														$ 130,000
Repayment																																			114,872			114,872
Debt issuance costs																																			6,019,636			6,019,636		5,369,599	$ 159,193
Interest rate																																																		1.00%
Principal amount																																											$ 30,000
Gain on extinguishment of debt																																				$ (979,738)			$ (832,482)	(832,482)	1,025,655
Repayment amount																																								5,000
Principal amount																																																												$ 412,500
Forgiven of principal amount																																									275,903
Principal accrued interest																																									3,119
R&D tax credit receivable																																									6,408
Converted loan																																									35,970
Extinguishment expense																																								$ 8,341
Bears interest																																																							89.00%	33.00%
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																									136,597
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Accrued interest										$ 139,000
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																									4,736
The February 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																																					$ 9,339
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																																$ 2,037
The April 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																																		$ 282,432
Notes conversion, description																																		The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.
Accrued interest																																			7,426			7,426
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																																								The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due.
secured promissory note																																$ 159,223																				$ 222,540
Effective interest rate																																14%
Maturity days																																60 days								60 days
Interest																																								$ 8,120
Denver Bodega LLC Notes Payable [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																			2,133			2,133
Total liabilities																																																			$ 293,888
Repaid principal amount																																								255,874
Payments totaling																																						84,945		5,994
Requires payments																																								1,496
Principal balance																																								$ 38,014
Bears interest																																								5.00%								5.00%
The Third May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																						9,409		$ 18,195
Promissory note								$ 27,604																							$ 27,604
Flat interest fee								$ 3,704
Effective interest rate								20.00%																							20.00%
Payments								$ 3,067																							$ 3,067
Repayment amount																																								4,432
The Fourth May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																			2,963			2,963
Repaid principal amount																																						7,577		13,499
Promissory note							$ 45,200																							$ 45,200
Flat interest fee							$ 5,200
Effective interest rate							17.00%																							17.00%
Repayment amount																																								7,097
The Second June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																						5,000
Promissory note issued						$ 104,500																							104,500
Vendor liability																													104,500
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																			9,068			9,068
secured promissory note																												$ 134,070																					$ 193,500
Maturity days			60 days																									60 days
Effective interest rate																												14.00%																					14.00%
The First February 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
secured promissory note			$ 321,891																																												$ 424,755
Effective interest rate			14%
Maturity days			60 days
The Second August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																											$ 312,400
Repaid principal amount																																						265,000		535,050
Promissory note																											923,000
Flat interest fee																											$ 310,500
Effective interest rate																											167.00%
Payments																											$ 46,150
Cash proceeds																											300,100
Debt discount																											310,500								310,500			310,500
Repayment amount																																								312,000
The Third September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																										129,053
Repaid principal amount																																						373,500		108,036
Promissory note																										365,000
Flat interest fee																										$ 139,524
Effective interest rate																										143.00%
Payments																										$ 13,036
Cash proceeds																										110,762
Debt discount																										300,000
Loan agreement amount																									$ 129,053		$ 312,400
New and old debt percentage																									10.00%		10.00%
Repayment amount																																								140,000
The First September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																						59,354		14,647
Promissory note				$ 87,884	$ 87,884
Effective interest rate				13.00%	13.00%
Payments totaling																																								21,971
The Second September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																										303,386
Repaid principal amount																																						234,000		112,375
Promissory note																										876,000
Flat interest fee																										$ 321,637
Effective interest rate																										100.00%
Payments																										$ 27,375
Cash proceeds																										272,614
Debt discount																										300,000
Loan agreement amount																										$ 303,386
New and old debt percentage																										10.00%
Repayment amount																																								117,000
The Second May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																								272,447
Promissory note									$ 401,500
Effective interest rate									162.00%
Payments									$ 14,339
Cash proceeds									$ 263,815
Debt discount																										$ 300,000														137,685
Gain on extinguishment of debt																									$ 3,905		$ 66,749
The November 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Effective interest rate																								21%
Repaid principal amount																																					$ 13,985			12,114
Promissory note																								$ 80,325
Flat interest fee																								$ 16,975
Repayment amount																																								36,468
The June 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Debt discount																																			500			500
Interest fee																																						6,283
The First July 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note	$ 300,000
Effective interest rate	10.00%
Debt discount	$ 30,000
Interest fee	30,000
Payment	$ 47,142.85
The Second July 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
secured promissory note																						$ 118,116
Repaid principal amount																						24,440	$ 35,000
Promissory note																						$ 175,000
The Third July 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																			4,295			4,295
Effective interest rate																					10.00%
Debt discount																					$ 52,250
Repayment																					261,250
Payment																					45,416.67
Debt issuance costs																					$ 9,000
The August 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Maturity days																				60 years
Promissory note																				$ 137,448
Interest fee																				12,948
Payment																				$ 15,272
The First September 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note																			$ 51,750
Debt discount																			6,750
Debt issuance costs																			$ 5,000
The Second September 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																			88			88
Maturity days																		60 years
Repayment																		$ 107,221																										$ 166,905
Effective interest rate																		15.00%																										15.00%
Interest rate																		19.00%																										19.00%
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Principal amount										660,000
Promissory note										799,000
Gain on extinguishment of debt										$ 147,256
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																									396
The October 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																									111,683
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																									23,716
The July 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																									92,140
Converted loan																																									24,019
Extinguishment expense																																								7,109
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
secured promissory note											$ 329,127																																											$ 438,096
Maturity days											60 days
Interest																																								26,115
Repaid principal amount																																								293,499
Effective interest rate											14.00%																																											14.00%
Repaid principal amount																																									113,606
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																								185,655	$ 6,320
The First May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																																								390,114
Effective interest rate									143.00%
Payments									$ 21,673
Cash proceeds									455,924
Debt discount																																								237,576
Promissory note									$ 693,500
Gain on extinguishment of debt																										$ 33,079
The June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																											$ 312,400
Repaid principal amount																																								255,600
Promissory note																													$ 568,000
Effective interest rate						217.00%																							217.00%
Payments																													$ 28,400
Cash proceeds																													378,000
Debt discount						$ 190,000																							$ 190,000
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																																								$ 159,223
The May 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Effective interest rate		20.00%
Repayment		$ 114,872
Interest		12,672
Requires payments		$ 12,764
The June 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repayment																																			$ 13,000			$ 13,000
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																	The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due. Upon maturity the Company utilized an automatic extension up to 6 months. This resulted in a 5% increase in the interest rate every month the Seller’s Choice Note is outstanding. As of December 31, 2021, the Company was in default on the Seller’s Choice note.
Principal amount																	$ 660,000
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note												$ 191,975
Effective interest rate												9.00%